Intangible Assets - Schedule of Breakdown of Intangible Assets (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Intangible assets, gross		$ 34,703	$ 35,301
Accumulated amortization		(15,192)	(12,644)
Intangible assets, net	$ 16,173	19,511	22,657
Trade Names [Member]
Intangible assets, gross		9,458	9,580
Accumulated amortization		(3,558)	(2,747)
Intangible assets, net		5,900	6,833
Non-Compete [Member]
Intangible assets, gross		2,488	2,487
Accumulated amortization		(2,349)	(2,259)
Intangible assets, net		139	228
Customer Relationships [Member]
Intangible assets, gross		22,757	23,234
Accumulated amortization		(9,285)	(7,638)
Intangible assets, net		$ 13,472	$ 15,596